Condensed Balance Sheets - USD ($)	Jul. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,506,028	$ 73,648	$ 78,877
Prepaid expenses and other receivables	124,290	35,000	21,154
Deferred offering costs		1,643,881	190,298
Total current assets	1,630,318	1,752,529	290,329
Oil and gas properties - not subject to amortization	9,045,333	5,836,232	5,583,720
Advance to operators	494,950	1,900,000	1,900,000
Total assets	11,170,601	9,488,761	7,774,049
Current liabilities:
Accounts payable and accrued liabilities	819,926	1,164,055	16,119
Asset retirement obligations – current	2,778	2,778	2,778
Notes payable - related party, net of discounts		5,428,936	3,661,885
Warrants liability		114,883
Total current liabilities	822,704	6,710,652	3,680,782
Long-term liabilities:
Franchise tax accrual	3,750	9,450
Asset retirement obligations, net of current portion	47,619	45,535	42,757
Total Long-term liabilities	51,369	54,985	42,757
Total liabilities	874,073	6,765,637	3,723,539
Commitments and Contingencies (Note 7)
Stockholders’ Equity:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; -0- shares issued and outstanding at July 31, 2023 and October 31, 2022, respectively
Common stock, $0.0001 par value; 490,000,000 shares authorized; 29,621,516 and 16,972,800 shares issued and outstanding as of July 31, 2023 and October 31, 2022, respectively	2,962	1,697	1,098
Stock subscription receivable	(10,010)	(10,010)	(50,545)
Additional paid-in capital	19,430,871	6,633,893	4,202,021
Accumulated deficit	(9,127,295)	(3,902,456)	(102,064)
Total stockholders’ equity	10,296,528	2,723,124	4,050,510
Total liabilities and stockholders’ equity	11,170,601	9,488,761	7,774,049
Nonrelated Party [Member]
Current liabilities:
Notes payable - related party, net of discounts		4,403,439
Related Party [Member]
Current liabilities:
Notes payable - related party, net of discounts		$ 1,025,497	$ 3,661,885